DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 10, 2019	Feb. 28, 2018	Feb. 12, 2018	Feb. 12, 2018	Sep. 25, 2017	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2020	Dec. 31, 2017
Common Stock, Par or Stated Value Per Share							$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5.07		$ 5.20
Aggregate principal amount									$ 95,000,000
Mudrick Capital Acquisition Corporation [Member]
Revenues									0
Shares Issued, Price Per Share		$ 10.10				$ 10.10
Assets Held-in-trust		$ 210,080,000	$ 202,000,000	$ 202,000,000		$ 210,080,000
Sale of Stock, Price Per Share		$ 10.10	$ 10.10	$ 10.10		$ 10.10
Payments to Acquire Investments		$ 8,080,000							0	$ 210,080,000
Stock Issued, Transaction Costs							$ 11,974,088		11,974,088
Stock Issued, underwriting fees							4,160,000		4,160,000
Deferred underwriting fees, Noncurrent							$ 7,280,000		$ 7,280,000	7,280,000
Business Combination, Aggregate Fair Market Value of Assets Held in The Trust Account, Percentage							80.00%
Business Acquisition Percentage Of Trust Account Assets									80.00%
Other Ownership Interests, Offering Costs							$ 534,088		$ 534,088
Cash							12,639	$ 419,667	208,536	535,946		$ 24,945
Minimum Net Tangible Assets Required for Business Combinations							$ 5,000,001		$ 5,000,001
Maximum Redemption of Shares Sold in Initial Public Offering, Percentage							15.00%
Redemption of public shares, Company's obligation to Business combination, Percentage							100.00%
Required Percentage Of Shares To Be Redeemed Upon Dissolution									100.00%
Dissolution Expenses Interest payable							$ 100,000		$ 100,000
Investment Income, Interest							409	2,404	6,634	8,302
Business Combination, Consideration Transferred							$ 1,500,000		$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50				11.50	$ 1.00		$ 1.00
Business Acquisition, Percentage of Voting Interests Acquired							50.00%		50.00%
Investments held in Trust Account							$ 71,786,097		$ 215,385,757	$ 212,916,691
Cash withdrawn from Trust Account to pay franchise taxes							40,050	200,300
Limitation on Redemption upon Completion of Initial Business Combination Description									15%
Cash withdrawn from Trust Account for redemption of common stock							$ 144,218,760	$ 0
Cash withdrawn from Trust Account for redemption of common stock (in dollars per share)							$ 10.38
Promissory note - related party							$ 600,000		$ 0
Conversion price per warrant									$ 1.00		$ 1.00
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues					5,750,000
Sale of Stock, Price Per Share									12.00
Aggregate principal amount											$ 1,500,000
Promissory note - related party							$ 600,000
Conversion price per warrant							$ 1.00				$ 1.00
Mudrick Capital Acquisition Corporation [Member] | Investment In Trust Account [Member]
Shares Issued, Price Per Share									$ 10.10
Cash							$ 12,600		$ 209,000
Investment Income, Interest							2,002,000		5,306,000
Amount remaining in the trust account									71,700,000
Cash withdrawn from Trust Account to pay franchise taxes							$ 40,000
Interest Income (Expense), Net									$ 1,911,000
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common Stock, Par or Stated Value Per Share							$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Redemption Price Per Share	$ 10.38						$ 10.10		10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights		11.50				11.50
Stock Redeemed or Called During Period Shares	13,890,713						13,890,713
Stock Redeemed or Called During Period Value	$ 144,218,760
Mudrick Capital Acquisition Corporation [Member] | Class A common stock | Sponsor [Member]
Sale of Stock, Price Per Share					$ 12.00
Mudrick Capital Acquisition Corporation [Member] | IPO [Member]
Capital Units, Authorized			20,000,000	20,000,000
Shares Issued, Price Per Share			$ 10.00	$ 10.00			$ 10.00		$ 10.00
Capital Units Authorized, value			$ 200,000,000	$ 200,000,000
Stock Issued During Period, Shares, New Issues							20,800,000		20,800,000
Common Stock, Redemption Price Per Share							$ 10.10
Mudrick Capital Acquisition Corporation [Member] | Over-Allotment Option [Member]
Shares Issued, Price Per Share		$ 10.00				10.00
Stock Issued During Period, Shares, New Issues		800,000					800,000		800,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues		$ 8,240,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Warrant [Member]
Shares Issued, Price Per Share		$ 1.00	$ 1.00	$ 1.00		$ 1.00
Stock Issued During Period, Shares, New Issues		240,000	7,500,000	7,500,000		240,000
Stock Issued During Period, Value, New Issues		$ 240,000	$ 7,500,000	$ 7,500,000		$ 240,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Warrant [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues		200,000	6,500,000	6,500,000		200,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Sponsor | Warrant [Member]
Stock Issued During Period, Shares, New Issues			6,500,000	6,500,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues			1,000,000	1,000,000